Commitments And Contingent Liabilities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Commitments And Contingent Liabilities [Abstract]
Rental expense	¥ 97,105	¥ 109,471	¥ 108,591
Previous maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	29.20%
Current maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	20.00%
Gray-zone minimum interest rates stipulated by the Interest Rate Restriction Law	15.00%
Gray-zone maximum interest rates stipulated by the Interest Rate Restriction Law	20.00%
Allowance for repayment of excess interest	99,437	136,906
Provision for repayment of excess interest recognized as part of equity in losses of equity method investee	¥ 19,326	¥ 96,399	¥ 23,109